24. Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
24. Subsequent Events

21. Subsequent Events

Pre-funded warrants

In July 12, 2022, the investor exercised its pre-funded warrant for 541,227 shares at an exercise price of $0.0001 per share for gross proceeds of $54.12.

Legal matters

On July 20, 2022, the Company received notice that on July 17, 2022, an action was commenced in the Eighth Judicial District Court, Clark County, Nevada, Case No. A-22-855524-B, by Victor J. Salerno, Robert Kocienski and Robert Walker (collectively “Plaintiffs”), against the Company and Bookmakers Company US LLC d/b/a U.S. Bookmaking (“USB,” and together with the Company collectively “Defendants”). Plaintiffs’ claims against the Company relate to the Membership Interest Purchase Agreement, dated July 5, 2021, pursuant to which Plaintiffs sold their membership interests in USB to the Company. Plaintiffs’ claims for relief asserted in the complaint include, without limitation, breach of contract, breach of implied covenants, intentional interference with contract and negligent misrepresentation. Plaintiffs seek a judgment for damages against the Company, including punitive damages, as well as declaratory relief against both the Company and USB. The Company believes the claims made by Plaintiff’s against the Defendants are completely without merit and intends to vigorously defend against the claims.

 Other than the above, the Company has evaluated subsequent events through the date the financial statements were issued, and did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

24. Subsequent Events

To date, the current conflict between Russia and Ukraine has not had a direct impact on the Company. We do not have any exposure to either Russia or Ukraine from a business or personnel perspective. However a prolonged conflict or the spill-over of war into other European countries may, in, future impact on macro-economic conditions which could affect consumer spending adversely and consequently our operations.

On March 18, 2022, the Company granted our interim CFO, Carlo Reali, an option exercisable for 100,000 shares of common stock, at an exercise price of $2.50 per share, vesting over a four year period. A further grant of an option exercisable for 60,000 shares of common stock at an exercise price of $2.50, vesting over a three year period was made to a new employee.

Up until April 13, 2022, in terms of an Open Market Sale Agreement with Jefferies LLC pursuant to which we may offer and sell its shares of common stock from time to time, through Jeffries, we sold a total of 147,710 shares of common stock for net proceeds of $331,520 after commission of $10,253.

The Company has evaluated subsequent events through the date the financial statements were issued, other than disclosed above, we did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

21. Subsequent Events

21. Subsequent Events

Pre-funded warrants

In July 12, 2022, the investor exercised its pre-funded warrant for 541,227 shares at an exercise price of $0.0001 per share for gross proceeds of $54.12.

Legal matters

On July 20, 2022, the Company received notice that on July 17, 2022, an action was commenced in the Eighth Judicial District Court, Clark County, Nevada, Case No. A-22-855524-B, by Victor J. Salerno, Robert Kocienski and Robert Walker (collectively “Plaintiffs”), against the Company and Bookmakers Company US LLC d/b/a U.S. Bookmaking (“USB,” and together with the Company collectively “Defendants”). Plaintiffs’ claims against the Company relate to the Membership Interest Purchase Agreement, dated July 5, 2021, pursuant to which Plaintiffs sold their membership interests in USB to the Company. Plaintiffs’ claims for relief asserted in the complaint include, without limitation, breach of contract, breach of implied covenants, intentional interference with contract and negligent misrepresentation. Plaintiffs seek a judgment for damages against the Company, including punitive damages, as well as declaratory relief against both the Company and USB. The Company believes the claims made by Plaintiff’s against the Defendants are completely without merit and intends to vigorously defend against the claims.

 Other than the above, the Company has evaluated subsequent events through the date the financial statements were issued, and did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

24. Subsequent Events

To date, the current conflict between Russia and Ukraine has not had a direct impact on the Company. We do not have any exposure to either Russia or Ukraine from a business or personnel perspective. However a prolonged conflict or the spill-over of war into other European countries may, in, future impact on macro-economic conditions which could affect consumer spending adversely and consequently our operations.

On March 18, 2022, the Company granted our interim CFO, Carlo Reali, an option exercisable for 100,000 shares of common stock, at an exercise price of $2.50 per share, vesting over a four year period. A further grant of an option exercisable for 60,000 shares of common stock at an exercise price of $2.50, vesting over a three year period was made to a new employee.

Up until April 13, 2022, in terms of an Open Market Sale Agreement with Jefferies LLC pursuant to which we may offer and sell its shares of common stock from time to time, through Jeffries, we sold a total of 147,710 shares of common stock for net proceeds of $331,520 after commission of $10,253.

The Company has evaluated subsequent events through the date the financial statements were issued, other than disclosed above, we did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.